SHARE-BASED COMPENSATION - Information Related to Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	5,119,591	4,700,000	7,500,000
Weighted average remaining contractual life	3 years 6 months
Weighted average exercise price (C$/share)	$ 4.82	$ 4.91	$ 5.11
$1.01 - $5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	3,100,000
Weighted average remaining contractual life	4 years 1 month 6 days
Weighted average exercise price (C$/share)	$ 4.07
$5.01 - $10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	2,000,000.0
Weighted average remaining contractual life	2 years 7 months 6 days
Weighted average exercise price (C$/share)	$ 5.97
Bottom of range | $1.01 - $5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	1.01
Bottom of range | $5.01 - $10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	5.01
Top of range | $1.01 - $5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	5.00
Top of range | $5.01 - $10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	$ 10.00